Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 541	$ 519	$ 524
Increases	404	306	284
Ending balance	631	541	519	$ 524
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14	22	7
Ending balance	16	14	22	7
Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	194	130	178
Ending balance	151	194	130	178
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	74	117	182
Ending balance	199	74	117	182
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	56	65	66
Ending balance	45	56	65	66
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	203	185	91
Ending balance	220	203	185	91
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	404	306	284
Translation effect	(19)	(8)	(3)
Adjustment for inflation	11	12	6
Decreases, reclassifications and other movements	(27)	(101)	(175)
Right of use assets	1,650	1,281	1,072	960
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	13	2	17
Translation effect	(1)
Adjustment for inflation		1
Decreases, reclassifications and other movements	(5)	(3)
Right of use assets	40	33	33	16
Cost [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	93	148	39
Decreases, reclassifications and other movements	(21)	(5)	(13)
Right of use assets	567	495	352	326
Cost [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	169	17	28
Decreases, reclassifications and other movements	(1)	(15)	(45)
Right of use assets	451	283	281	298
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	1	5	12
Translation effect	(18)	(8)	(3)
Adjustment for inflation	11	11	6
Decreases, reclassifications and other movements		(9)	(6)
Right of use assets	94	100	101	92
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	128	134	188
Decreases, reclassifications and other movements		(69)	(111)
Right of use assets	498	370	305	228
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	288	271	245
Translation effect	(11)	(4)	(1)
Adjustment for inflation	6	5	2
Decreases, reclassifications and other movements	(4)	(85)	(129)
Right of use assets	1,019	740	553	436
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	6	9	2
Translation effect	(1)
Decreases, reclassifications and other movements		(1)
Right of use assets	24	19	11	9
Accumulated depreciation [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	119	81	81
Decreases, reclassifications and other movements	(4)	(2)	(7)
Right of use assets	416	301	222	148
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	43	57	67
Decreases, reclassifications and other movements		(12)	(19)
Right of use assets	252	209	164	116
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	9	12	11
Translation effect	(10)	(4)	(1)
Adjustment for inflation	6	5	2
Decreases, reclassifications and other movements		(5)	(2)
Right of use assets	49	44	36	26
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	111	112	84
Decreases, reclassifications and other movements		(65)	(101)
Right of use assets	$ 278	$ 167	$ 120	$ 137